Equity reserves (Details 2) - RSU Activity - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Stock option outstanding, beginning	1,309,061	952,018
Restricted stock option, granted	865,371	990,804
Restricted stock option, exercised	(604,737)	(633,761)
Stock option outstanding, ending	1,569,695	1,309,061
Restricted stock option, vested, end of year	896,012	807,231
Weighted average fair value, outstanding, beginning of year	$ 2.23	$ 2.62
Weighted average fair value, granted	2.32	2.01
Weighted average fair value, exercised	2.36	2.48
Weighted average fair value, outstanding, end of year	2.23	2.23
Weighted average fair value, vested, end of year	$ 2.21	$ 2.36